Equity - Summary of Dividends Declared and Paid (Parenthetical) (Detail) - MXN ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 14, 2019	Dec. 31, 2019	[1]	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [abstract]
Dividends declared and paid	$ 7,437	$ 7,437		$ 7,038	$ 6,945
Dividends declared and paid per share	$ 3.54

[1]	At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 14, 2019, the shareholders declared a dividend of Ps. 7,437 that was paid in May 3, 2019 and November 1, 2019. Represents a dividend of Ps. 3.54 per each ordinary share.